Investments in Associates - Summary of Significant Investments in Associates (Detail) - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2020	Oct. 31, 2019
Thanachart bank public company limited [member]
Disclosure of associates [line items]
Country of incorporation	Thailand
Nature of business	Banking
Ownership percentage	49.00%
Carrying value	$ 0	$ 3,554
Canadian tires financial services business [member]
Disclosure of associates [line items]
Country of incorporation	Canada
Nature of business	Financial Services
Ownership percentage	20.00%
Date of financial statements	Dec. 31, 2019
Carrying value	$ 534	529
Bank of Xian Co Ltd [member]
Disclosure of associates [line items]
Country of incorporation	China
Nature of business	Banking
Ownership percentage	17.99%
Date of financial statements	Dec. 31, 2019
Carrying value	$ 855	815
Maduro and curiels bank NV [member]
Disclosure of associates [line items]
Country of incorporation	Curacao
Nature of business	Banking
Ownership percentage	48.10%
Date of financial statements	Dec. 31, 2019
Carrying value	$ 330	$ 327